Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Shareholders' Equity

NOTE 5 – SHAREHOLDERS' EQUITY

We have authorized capital stock consisting of 100,000,000 shares of $0.0001 par value common stock and 400,000 shares of $0.0001 par value preferred stock. As of March 31, 2016 and December 31, 2015, we had 19,437,236 shares of common stock issued and outstanding, and no shares of preferred stock issued and outstanding.

NOTE 5 – SHAREHOLDERS' EQUITY

We have authorized capital stock consisting of 100,000,000 shares of $0.0001 par value common stock and 400,000 shares of $0.0001 par value preferred stock. As of December 31, 2015, we had 19,437,236 shares of common stock issued and outstanding, and no shares of preferred stock issued and outstanding.

Prior to the reverse merger, in June 2015, as part of the initial capitalization, NABUfit Global, ApS issued 50,000 shares (15,500,000 post recapitalization) of $0.1507 par value common stock for $7,535 of cash.  On October 8, 2015, NABUfit Global, ApS repurchased 1,432 (443,920 post recapitalization) shares of common stock for $377,250, effectively buying out one shareholder. NABUfit Global, ApS then issued 946 (293,260 post recapitalization) shares to new investors and 486 (150,660 post recapitalization) ratably to prior shareholders for $1,794,953.

On November 30, 2015, the Company consummated the transaction evidenced by the agreement and plan of share exchange dated October 8, 2015 pursuant to which NABUfit Global, Inc. issued 15,500,000 common shares of the Company in exchange for the 50,000 issued and outstanding capital stock of NABUfit Global, ApS.  The net result of this reverse merger transaction was an increase in common shares of 19,387,236 for $248,580.  The 19,387,236 consists of 15,500,000 new shares issued, plus 3,937,236 shares that were issued to prior shareholders of NABUfit Global, Inc. that came over as part of the reverse merger, less the 50,000 shares that the Company gave up in exchange.  The reverse merger effectively changed the Company's capital structure from 50,000 common shares, $0.1507 par value, to 19,437,236 common shares, $0.0001 par value.